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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File No.:   811-7930

STRONG HIGH-YIELD MUNICIPAL BOND FUND, INC. on behalf of the
STRONG HIGH-YIELD MUNICIPAL BOND FUND
___________________________________________________________

(Exact name of registrant as specified in charter)

100 Heritage Reserve

Menomonee Falls, WI 53051
___________________________________________________________
(Address of principal executive offices)(Zip code)

John W. Widmer

Strong Financial Corporation

W140N8917 Lilly Road

Menomonee Falls, WI 53051
___________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 973-5012

Date of fiscal year end: October 31

Date of reporting period: July 1, 2004 – December 31, 2004

Item 1.  Proxy Voting Record

There were no proxies voted in relation to the securities held in the fund’s Portfolio.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRONG HIGH-YIELD MUNICIPAL BOND FUND, INC. on behalf of the STRONG HIGH-YIELD MUNICIPAL BOND FUND

By:	/s/ John W. Widmer
John W. Widmer
Treasurer and Secretary

Date:	May 27, 2005